Accounting Changes	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Accounting Changes

NOTE 2	Accounting Changes
Reference Interest Rate Transition In March 2020, the Financial Accounting Standards Board (“FASB”) issued accounting guidance, providing temporary optional expedients and exceptions to the guidance in United States generally accepted accounting principles on contract modifications and hedge accounting, to ease the financial reporting burdens related to the expected market transition from the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates. Under the guidance, a company can elect not to apply certain modification accounting requirements to contracts affected by reference rate transition, if certain criteria are met. A company that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. This guidance also permits a company to elect various optional expedients that would allow it to continue applying hedge accounting for hedging relationships affected by reference rate transition, if certain criteria are met. The guidance is effective upon issuance and generally can be applied through December 31, 2024. The Company is applying certain optional expedients and exceptions for cash flow hedges and will continue to evaluate these for eligible contract modifications and hedging relationships.
Fair Value Hedging – Portfolio Layer Method Effective January 1, 2023, the Company adopted accounting guidance, issued by the FASB in March 2022, related to fair value hedge accounting of portfolios of financial assets. This guidance permits a company to designate multiple hedging relationships on a single closed portfolio, resulting in a larger portion of the interest rate risk associated with such a portfolio being eligible to be hedged. The guidance also expands the scope of the method to include non-prepayable financial assets and clarifies other technical questions from the original accounting guidance. The adoption of this guidance is not material to the Company’s financial statements.
Financial Instruments – Troubled Debt Restructurings and Vintage Disclosures Effective January 1, 2023, the Company adopted accounting guidance on a modified retrospective basis, issued by the FASB in March 2022, related to the recognition and measurement of TDRs by creditors. This guidance removes the separate recognition and measurement requirements for TDRs by replacing them with a requirement for a company to apply existing accounting guidance to determine whether a modification results in a new loan or a continuation of an existing loan. This guidance also replaces existing TDR disclosures with similar but more expansive disclosures for certain modifications of receivables made to borrowers experiencing financial difficulty. Further, this guidance also requires companies to disclose current-period gross write-offs by year of origination for financing receivables. The adoption of this guidance is not material to the Company’s financial statements.
Accounting for Tax Credit Investments Using the Proportional Amortization Method Effective January 1, 2023, the Company adopted accounting guidance on a modified retrospective basis, issued by the FASB in March 2023, related to the accounting for tax credit investments. This guidance allows the Company to elect to account for tax credit investments using the proportional amortization method on a program-by-program basis if certain conditions are met, regardless of the program from which the income tax credits are received. The adoption of this guidance was not material to the Company’s financial statements.
Income Taxes – Improvements to Income Tax Disclosures In December 2023, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2024, related to income tax disclosures. This guidance requires additional information in income tax rate reconciliation disclosures and additional disclosures about income taxes paid. The guidance is required, at a minimum, to be adopted on a prospective basis, with an option to apply it retrospectively. The Company expects the adoption of this guidance will not be material to its financial statements.
Segment Reporting – Improvements to Reportable Segment Disclosures In November 2023, the FASB issued guidance, effective for the Company for annual reporting periods beginning after December 15, 2023, related to segment disclosures. This guidance requires disclosures of significant segment expenses and other segment items and expands interim period disclosure requirements to include segment profit or loss and assets, which are currently only required to be disclosed annually. The guidance is required to be adopted retrospectively to all periods presented in the financial statements. The Company expects the adoption of this guidance will not be material to its financial statements.